UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $1,611,876 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    28187   710000 SH       SOLE                   710000        0        0
APOLLO GROUP INC               CALL             037604905    20386   480000 SH  CALL SOLE                   480000        0        0
CITIGROUP INC                  COM              172967101    28200  7500000 SH       SOLE                  7500000        0        0
COCA COLA ENTERPRISES INC      COM              191219104   319371 12350000 SH       SOLE                 12350000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    33465   750000 SH       SOLE                   750000        0        0
EBAY INC                       COM              278642103    64713  3300000 SH       SOLE                  3300000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    19034   145000 SH       SOLE                   145000        0        0
ISHARES TR INDEX               PUT              464287954    90782  2320000 SH  PUT  SOLE                  2320000        0        0
LAMAR ADVERTISING CO           CL A             512815101    49040  2000000 SH       SOLE                  2000000        0        0
MASTERCARD INC                 CL A             57636Q104    90786   455000 SH       SOLE                   455000        0        0
MCDONALDS CORP                 COM              580135101   173152  2628700 SH       SOLE                  2628700        0        0
MSC INDL DIRECT INC            CL A             553530106    45594   900000 SH       SOLE                   900000        0        0
NORTHWEST BANCSHARES INC MD    COM              667340103    54752  4773500 SH       SOLE                  4773500        0        0
RESEARCH IN MOTION LTD         CALL             760975902    18226   370000 SH  CALL SOLE                   370000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    54686  3420000 SH       SOLE                  3420000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   135065  1110000 SH       SOLE                  1110000        0        0
SPDR GOLD TRUST                PUT              78463V957    34070   280000 SH  PUT  SOLE                   280000        0        0
TRANSDIGM GROUP INC            COM              893641100      700    13726 SH       SOLE                    13726        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   101520  4000000 SH       SOLE                  4000000        0        0
VERISK ANALYTICS INC           CL A             92345Y106   137869  4611000 SH       SOLE                  4611000        0        0
VISA INC                       COM CL A         92826C839    74995  1060000 SH       SOLE                  1060000        0        0
YUM BRANDS INC                 COM              988498101    37283   955000 SH       SOLE                   955000        0        0